National Integrity VAROOM II

May 5, 2020

Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

RE:     Separate Account I of National Integrity Life Insurance Company
Registration Nos. 333-178439 and 811-04846
VAROOM II Prospectus and Statement of Additional Information Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from those contained in the Registrant's Post-Effective Amendment number 10 to its Registration Statement number 333-178439 on Form N-4, which was filed electronically on April 24, 2020.

Sincerely,

/s/ Bryan J. Kreyling

Bryan J. Kreyling
Associate Counsel
Western & Southern Financial Group, Inc.
400 Broadway
Cincinnati, OH 45202
Phone: 513-629-1114